Stock Based Compensation - Weighted average grant-date fair (Details) - Evolv Technologies Holdings Inc [Member] - Restricted stock units	3 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	765,000
Outstanding as of March 31, 2021 | shares	765,000
Granted | $ / shares	$ 3.04
Outstanding as of March 31, 2021 | $ / shares	$ 3.04